Credit Risk and Concentrations (Details) - Schedule of risk percentage of revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors			$ 607	$ 7,100
Concentration risk percentage			13.00%	60.00%	44.00%
Customer A [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors	$ 1,335
Concentration risk percentage	38.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors			$ 2,499	$ 2,834
Concentration risk percentage			55.00%	24.00%	27.00%
Customer B [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors	$ 1,157	$ 1,254
Concentration risk percentage	33.00%	63.00%
Customer C [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors		$ 278
Concentration risk percentage		14.00%